Operating segment	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Operating segment
3. Operating segment
Following the September 15, 2023, shareholder approval of the spin-off of the Sandoz business (see Note 1 and Note 2), the Company reported its consolidated financial statements as “continuing operations” and “discontinued operations” (see Note 1).
Continuing operations include the retained business activities of Novartis, comprising the innovative medicines business (previously the Innovative Medicines Division) and the continuing corporate activities.
Discontinued operations include the Sandoz generic pharmaceuticals and biosimilars business (the Sandoz Division) and certain corporate activities attributable to the Sandoz business, as well as certain expenses related to the spin-off. Included in 2023 is also the IFRS Accounting Standards non-cash, non-taxable net gain on the Distribution of Sandoz Group AG to Novartis AG shareholders. For further details and disclosures on discontinued operations, refer to Note 1, Note 2 and Note 29.
The Company’s continuing operations are engaged in the research, development, manufacturing, distribution, marketing and sale of a broad range of innovative pharmaceutical medicines.
Following the spin-off of the Sandoz business, on October 3, 2023, Novartis operates as a single global operating segment innovative medicines company that is engaged in the research, development, manufacturing, distribution, marketing and sale of a broad range of innovative pharmaceutical medicines, with a focus on the core therapeutic areas: cardiovascular, renal and metabolic; immunology; neuroscience; oncology; and established brands. The Company’s research, development, manufacturing, and supply of products and functional activities are managed globally on a vertically integrated basis. Commercial efforts that coordinate marketing, sales and distribution of these products are organized by geographic region, therapeutic area and established brands.
The Executive Committee of Novartis (ECN), chaired by the CEO, is the governance body responsible for allocating resources and assessing the business performance of the operating segment of the Company on a global basis and is the chief operating decision-maker (CODM) for the Company.
The determination of a single operating segment is consistent with the financial information regularly reviewed by the CODM for purposes of assessing performance and allocating resources.
See Note 4 for revenues and geographic information disclosures.